CSMC 2022-NQM4 Trust ABS-15G

Exhibit 99.36

Investor Loan Number	Lender	Borrower	Checklist	Category	Sub Category	Checklist Group	Completion Type	Item	Condition	Condition Added Date	Condition Cleared Date	Comment	Risk	Pool Number	Exception Category
2000059521
2000059823	XXXXX	XXXXX	AUDIT	Project Eligibility	Condominium	Credit	PRE_PURCHASE	Has the Condo Master Policy been provided?	Document is not in file, please provide for review. Further conditions may apply upon review.	XX/XX/XXXX	XX/XX/XXXX	No Master Condo policy in file.	A	12202021	Missing Document
2000061027
2000060516	XXXXX	XXXXX	AUDIT	Loan Package Documentation	Application/Processing	Compliance	PRE_PURCHASE	Has the Credit Score Disclosure been provided?	Document is not in file, please provide for review. Further conditions may apply upon review.	XX/XX/XXXX	XX/XX/XXXX	Auto-answered as No. Document not in loan file.	A	122321	Missing Disclosure